Note 40 - Fee and commission income and expenses - Fee And Commission Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee And Commission Income Expenses
Credit and debit cards	€ 1,458	€ 1,334	€ 1,113
Transfers and other payment orders Expenses	102	102	92
Commissions for selling insurance	60	63	69
Other fee and commissions	610	587	454
Total Fee and commission expense (Income Statement)	€ 2,229	€ 2,086	€ 1,729